List of subsidiaries (Tables)	6 Months Ended
Jun. 30, 2022
List of subsidiaries
Schedule of list of subsidiaries

	Ownership Interest	Ownership Interest
	June 30, 2022	December 31, 2021
Name	%	%
Flow Research S.L.	100	100
Nexters Studio LLC	100	100
Nexters Online LLC	100	100
NHW Ltd	100	100
Nexters Global Ltd	100	100
Synergame Investments Ltd	100	100
Game Positive LLC	70	70
Lightmap Ltd	100	—
Lightmap LLC	100	—